25. Shareholders' equity (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in equity [abstract]
Number of shares	267,997	266,845
Balance of effective stock options granted	2,153	2,755
Maximum percentage of dilution	0.80%	1.03%